Cover	Dec. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2021
Entity File Number	001-39898
Entity Registrant Name	DRIVEN BRANDS HOLDINGS INC.
Entity Central Index Key	0001804745
Entity Tax Identification Number	47-3595252
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	440 South Church Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	377-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DRVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false